Government assistance (Details Textual) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CAD
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 892		$ 640	$ 842
Payments for Cumulative Royalties under Agreement | CAD					CAD 8,364
Accounts Payable and Accrued Liabilities	1,470		1,269
Industry Canada Industrial Technologies Office [Member]
Annual Royalties Required to be Paid under Agreement	$ 1,164	CAD 1,350
Royalties to be Paid as Percentage of Revenue	0.33%	0.33%
Minimum Revenue Considered for Determining Annual Royalties to be Paid under Agreement	$ 11,638	CAD 13,500
Maximum Royalties to be Paid under Agreement	24,389	CAD 28,200
Royalty Expense	$ 1,481		$ 1,164
Government of Canada Department of Natural Resources [Member]
Royalties to be Paid as Percentage of Revenue	1.00%	1.00%
Maximum Royalties to be Paid under Agreement | CAD		CAD 1,000